Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	$ 3,215	$ 1,492
Non-tradable warrants [Member]
Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	196	219
SAFE [Member]
Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities		$ 1,273
Non-tradable warrants, SAFE and CLA [Member]
Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	1,393
Tradable warrants [Member]
Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	1,493
Financial derivatives [Member]
Finacial Liabilities at fair value (Details) - Schedule of finacial liabilities at fair value [Line Items]
Total financial liabilities	$ 133